UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                   FORM N-CSR

                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (877) 446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2006

                   DATE OF REPORTING PERIOD: OCTOBER 31, 2006

ITEM 1.    REPORTS TO STOCKHOLDERS.



                         THE ADVISORS' INNER CIRCLE FUND

   [LOGO OMITTED]
   CB CORE EQUITY FUND

   ANNUAL REPORT                                            OCTOBER 31, 2006
--------------------------------------------------------------------------------









                                                     INVESTMENT ADVISER:
                                                     CB INVESTMENT MANAGERS, LLC



--------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND                              CB CORE EQUITY FUND
                                                             OCTOBER 31, 2006

--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------

Management Discussion of Fund Performance .................................    1

Schedule of Investments ...................................................    3

Statement of Assets & Liabilities .........................................   10

Statement of Operations ...................................................   11

Statement of Changes in Net Assets ........................................   12

Financial Highlights ......................................................   13

Notes to Financial Statements .............................................   14

Report of Independent Registered Public Accounting Firm ...................   20

Disclosure of Fund Expenses ...............................................   22

Trustees and Officers of The Advisors' Inner Circle Fund ..................   24

Notice to Shareholders ....................................................   32

--------------------------------------------------------------------------------




The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC.
Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available
(i) without charge, upon request, by calling 800-637-6884; and (ii) on the Commission's website at http://www.sec.gov.

THE ADVISORS' INNER CIRCLE FUND                              CB CORE EQUITY FUND
                                                             OCTOBER 31, 2006

--------------------------------------------------------------------------------
Dear Shareholder:

Our Fund was up 8.46% for the 12 months ending October 31, 2006, underperforming the S&P 500 Index which was up 16.34% for the same period. Much of the underperformance started around June of this year. This was about the same time that growth stocks began to underperform value stocks. For the full year, large capitalization value outperformed large capitalization growth by over 10%.

Our method of stock selection does have a growth bent and is effected by this negative divergence between growth and value. However, in the past, this growth bent has been neutralized by our diversification in the traditional value sectors of the market, like financials, energy and utilities.

Our stock selection methodology focuses on quality companies characterized by strong earnings and low relative valuations. We attempt to differentiate ourselves from the pack with our behavior relative to the price changes that we are faced with on a daily basis. On individual stocks, we are trend followers. We want to hold companies whose earnings and price have positive trends. Conversely, we want to avoid companies whose earnings and price are declining. This year few solid trends existed and several (energy and basic materials) reversed.

Contributing to this underperformance of growth stocks is the slowing of the economy. Gross Domestic Product slowed to only 1.6% in the 3rd quarter. The Federal Reserve seems ready to lower rates in response to any further slowing. This should perpetuate the current performance trends until the economy resumes stronger growth.

In the face of this temporary adversity, we will continue to follow indications from what we know to be sound methods of stock valuation and portfolio construction. On the margin, we will realign to make the Fund more balanced between growth and value.

THE ABOVE COMMENTARY REPRESENTS MANAGEMENT'S ASSESSMENT OF THE FUND AND THE MARKET ENVIRONMENT AT A SPECIFIC POINT IN TIME AND SHOULD NOT BE RELIED UPON BY THE READER AS RESEARCH OR INVESTMENT ADVICE.

THE ADVISORS' INNER CIRCLE FUND                              CB CORE EQUITY FUND
                                                             OCTOBER 31, 2006

--------------------------------------------------------------------------------

Growth of a $10,000 Investment

---------------------------------

  AVERAGE ANNUAL TOTAL RETURN*
 FOR YEAR ENDED OCTOBER 31, 2006
---------------------------------
          Annualized  Annualized
 1 Year    5 Year+     10 Year+
---------------------------------
  8.46%     6.78         8.88%
---------------------------------

[Line Graph Omitted]
Plot Points follow:

         CB Core Equity Fund    S&P 500 Index
10/31/96     $10,000              $10,000
1997          13,203               13,211
1998          15,415               16,116
1999          20,372               20,253
2000          22,590               21,487
2001          16,870               16,136
2002          15,298               13,698
2003          18,088               16,547
2004          19,277               18,106
2005          21,592               19,685
2006          23,419               22,902


* If the Adviser and/or Fund's service providers had not limited certain expenses, the fund's total return would have been lower.

+ For periods prior to May 2003, when the Fund began operating, the performance quoted reflects performance of the Advisors' similarly managed collective investment fund and common trust fund, adjusted to reflect the Fund's fees and expenses. The collective investment fund and common trust fund were not registered mutual funds and therefore were not subject to certain investment and tax restrictions which may have adversely affected performance.

 THE PERFORMANCE DATA QUOTED HEREIN REPRESENTS PAST PERFORMANCE AND THE RETURN AND VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT, WHEN REDEEMED, MAY BE WORTH LESS THAN ITS ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF
   FUTURE PERFORMANCE AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF THE FUTURE RESULTS OF THE FUND. THE FUND'S PERFORMANCE ASSUMES THE REINVESTMENT OF
   ALL DIVIDENDS AND ALL CAPITAL GAINS. INDEX RETURNS ASSUME REINVESTMENT OF DIVIDENDS AND, UNLIKE THE FUND'S RETURNS, DO NOT REFLECT ANY FEES OR EXPENSES. IF SUCH FEES AND EXPENSES WERE INCLUDED IN THE INDEX RETURNS, THE PERFORMANCE
    WOULD HAVE BEEN LOWER. PLEASE NOTE THAT ONE CANNOT INVEST DIRECTLY IN AN
                                UNMANAGED INDEX.

     THERE ARE NO ASSURANCES THAT THE FUND WILL MEET ITS STATED OBJECTIVES.

THE FUND'S HOLDINGS AND ALLOCATIONS ARE SUBJECT TO CHANGE BECAUSE IT IS ACTIVELY
      MANAGED AND SHOULD NOT BE CONSIDERED RECOMMENDATIONS TO BUY INDIVIDUAL
                                   SECURITIES.

RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY
             ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

    S&P 500 INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX OF 500 STOCKS DESIGNED TO MEASURE PERFORMANCE OF THE BROAD DOMESTIC STOCK MARKET THROUGH CHANGES IN THE AGGREGATE MARKET VALUE OF 500 STOCKS REPRESENTING ALL MAJOR
                                   INDUSTRIES.

THE ADVISORS' INNER CIRCLE FUND                              CB CORE EQUITY FUND
                                                             OCTOBER 31, 2006

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
SECTOR WEIGHTINGS (UNAUDITED)+
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

20.4% Financials
12.8% Information Technology
12.7% Consumer Discretionary
10.8% Industrials
10.7% Health Care
 9.9% Short-Term Investments
 9.3% Energy
 6.4% Consumer Staples
 3.5% Utilities
 2.7% Materials
 0.8% Telecommunication Services

+ Percentages are based on total investments.

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
COMMON STOCK -- 90.1%
--------------------------------------------------------------------------------

                                                         SHARES          VALUE
                                                        --------        -------
BASIC MATERIALS -- 2.7%
CHEMICALS -- 1.1%
   Praxair ......................................         10,680    $   643,470
                                                                    -----------
METALS -- 1.6%
   Nucor ........................................          9,280        542,045
   Phelps Dodge .................................          3,690        370,402
                                                                    -----------
                                                                        912,447
                                                                    -----------
   Total Basic Materials ........................                     1,555,917
                                                                    -----------
CONSUMER MERCHANDISE -- 5.6%
RETAIL - APPAREL -- 2.2%
   Chico's FAS* .................................         25,195        602,917
   Nordstrom ....................................         14,080        666,688
                                                                    -----------
                                                                      1,269,605
                                                                    -----------
RETAIL - GENERAL MERCHANDISE -- 1.0%
   Target .......................................          8,995        532,324
                                                                    -----------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

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THE ADVISORS' INNER CIRCLE FUND                              CB CORE EQUITY FUND
                                                             OCTOBER 31, 2006

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------

                                                         SHARES          VALUE
                                                        --------        -------
RETAIL - SPECIALTY -- 2.4%
   Lowe's .......................................         17,840    $   537,698
   Staples ......................................         32,917        848,929
                                                                    -----------
                                                                      1,386,627
                                                                    -----------
   Total Consumer Merchandise ...................                     3,188,556
                                                                    -----------
CONSUMER NON-DURABLES -- 8.5%
BEVERAGES - ALCOHOLIC -- 1.0%
   Constellation Brands, Cl A* ..................         19,580        538,254
                                                                    -----------
BEVERAGES - SOFT -- 2.4%
   Pepsi Bottling Group .........................         25,275        799,196
   PepsiCo ......................................          8,842        560,936
                                                                    -----------
                                                                      1,360,132
                                                                    -----------
CONSUMER PRODUCTS -- 1.2%
   Procter & Gamble .............................         11,087        702,805
                                                                    -----------
FOODS -- 1.8%
   Archer-Daniels-Midland .......................         27,040      1,041,040
                                                                    -----------
LEISURE - PRODUCTS -- 2.1%
   Harley-Davidson ..............................         17,675      1,213,035
                                                                    -----------
   Total Consumer Non-Durables ..................                     4,855,266
                                                                    -----------
CONSUMER SERVICES -- 6.3%
CONSULTING SERVICES -- 1.3%
   Corporate Executive Board ....................          8,045        722,602
                                                                    -----------
LODGING/HOTELS/GAMING -- 3.2%
   Choice Hotels International ..................         12,075        506,184
   Harrah's Entertainment .......................         12,565        933,957
   Scientific Games, Cl A* ......................         14,140        396,344
                                                                    -----------
                                                                      1,836,485
                                                                    -----------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                              CB CORE EQUITY FUND
                                                             OCTOBER 31, 2006

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------

                                                         SHARES          VALUE
                                                        --------        -------
MEDIA -- 1.1%
      News Corp., Cl A ..........................         31,456    $   655,858
                                                                    -----------
RESTAURANTS -- 0.7%
      Sonic* ....................................         16,373        372,474
                                                                    -----------
      Total Consumer Services ...................                     3,587,419
                                                                    -----------
ENERGY -- 9.3%
OIL EQUIPMENT & SERVICE -- 3.2%
      BJ Services ...............................         38,000      1,146,080
      Nabors Industries Ltd.* ...................         21,930        677,198
                                                                    -----------
                                                                      1,823,278
                                                                    -----------
OIL EXPLORATION & PRODUCTION -- 1.9%
      Noble Energy ..............................         22,495      1,093,932
                                                                    -----------
OIL INTEGRATED -- 4.2%
      Chevron ...................................          8,194        550,637
      ConocoPhillips ............................         15,378        926,371
      Valero Energy .............................         17,925        938,015
                                                                    -----------
                                                                      2,415,023
                                                                    -----------
      Total Energy ..............................                     5,332,233
                                                                    -----------
FINANCIAL SERVICES -- 20.4%
BANKS -- 7.7%
   REGIONAL -- 3.6%
      Regions Financial .........................         30,185      1,145,521
      Zions Bancorporation ......................         11,140        895,656
                                                                    -----------
                                                                      2,041,177
                                                                    -----------
   SUPER REGIONAL -- 4.1%
      Bank of America ...........................         15,950        859,226
      Wachovia ..................................         10,622        589,521
      Wells Fargo ...............................         25,440        923,218
                                                                    -----------
                                                                      2,371,965
                                                                    -----------
                                                                      4,413,142
                                                                    -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                              CB CORE EQUITY FUND
                                                             OCTOBER 31, 2006

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------

                                                         SHARES          VALUE
                                                        --------        -------
FINANCIAL MISCELLANEOUS -- 8.0%
   CREDIT CARD -- 0.8%
      Capital One Financial .....................          5,645    $   447,818
                                                                    -----------
   DIVERSIFIED -- 4.0%
      Citigroup .................................         45,983      2,306,507
                                                                    -----------
   INVESTMENT BANKERS/BROKERS -- 3.2%
      Charles Schwab ............................         51,365        935,870
      Goldman Sachs Group .......................          4,710        893,911
                                                                    -----------
                                                                      1,829,781
                                                                    -----------
                                                                      4,584,106
                                                                    -----------
INSURANCE -- 4.7%
   LIFE INSURANCE -- 1.6%
      Lincoln National ..........................         14,745        933,506
                                                                    -----------
   MULTI-LINE INSURANCE -- 3.1%
      Hartford Financial Services Group .........          6,480        564,862
      Metlife ...................................         20,800      1,188,304
                                                                    -----------
                                                                      1,753,166
                                                                    -----------
                                                                      2,686,672
                                                                    -----------
      Total Financial Services ..................                    11,683,920
                                                                    -----------
HEALTHCARE -- 10.7%
MEDICAL PRODUCTS -- 4.6%
   INSTRUMENTS -- 1.1%
      Medtronic .................................         13,390        651,825
                                                                    -----------
   PRODUCTS -- 3.5%
      Amgen* ....................................         11,600        880,556
      Dentsply International ....................          8,870        277,454
      Stryker ...................................         15,744        823,254
                                                                    -----------
                                                                      1,981,264
                                                                    -----------
                                                                      2,633,089
                                                                    -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                              CB CORE EQUITY FUND
                                                             OCTOBER 31, 2006

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------

                                                         SHARES          VALUE
                                                        --------        -------
PHARMACEUTICALS -- 6.1%
   Abbott Laboratories ..........................          7,640    $   362,976
   AstraZeneca ADR ..............................         15,365        901,925
   Medco Health Solutions* ......................         15,005        802,768
   Pfizer .......................................         15,165        404,147
   Schering-Plough ..............................         27,275        603,869
   Wyeth ........................................          8,440        430,693
                                                                    -----------
                                                                      3,506,378
                                                                    -----------
   Total Healthcare .............................                     6,139,467
                                                                    -----------
INDUSTRIAL -- 9.5%
AEROSPACE/DEFENSE -- 1.1%
   Lockheed Martin ..............................          7,175        623,723
                                                                    -----------
ENGINES -- 1.8%
   Cummins ......................................          8,395      1,065,997
                                                                    -----------
MACHINERY -- 1.1%
   Caterpillar ..................................         10,100        613,171
                                                                    -----------
MANUFACTURING -- 4.0%
   General Electric .............................         29,903      1,049,895
   Parker Hannifin ..............................         14,975      1,252,359
                                                                    -----------
                                                                      2,302,254
                                                                    -----------
TRANSPORTATION -- 1.5%
   Burlington Northern Santa Fe .................         11,235        871,049
                                                                    -----------
   Total Industrial .............................                     5,476,194
                                                                    -----------
TECHNOLOGY -- 12.8%
COMPUTER HARDWARE -- 1.0%
   Apple Computer* ..............................          7,570        613,776
                                                                    -----------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                              CB CORE EQUITY FUND
                                                             OCTOBER 31, 2006

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------

                                                         SHARES          VALUE
                                                        --------        -------
COMPUTER SOFTWARE -- 3.7%
      Autodesk* .................................         10,620    $   390,285
      Cognizant Technology Solutions, Cl A* .....         15,800      1,189,424
      Microsoft .................................         19,223        551,892
                                                                    -----------
                                                                      2,131,601
                                                                    -----------
SEMICONDUCTORS -- 3.0%
      Advanced Micro Devices* ...................         33,000        701,910
      Diodes* ...................................         12,600        554,904
      Novellus Systems* .........................         16,135        446,133
                                                                    -----------
                                                                      1,702,947
                                                                    -----------
TELECOMMUNICATIONS -- 5.1%
   TELECOMMUNICATIONS EQUIPMENT FIBER OPTICS -- 0.6%
      Corning* ..................................         15,440        315,439
                                                                    -----------
   WIRELESS EQUIPMENT -- 4.5%
      Harris ....................................         28,745      1,224,537
      Motorola ..................................         38,915        897,380
      Qualcomm ..................................         12,985        472,524
                                                                    -----------
                                                                      2,594,441
                                                                    -----------
                                                                      2,909,880
                                                                    -----------
      Total Technology ..........................                     7,358,204
                                                                    -----------
UTILITIES - ELECTRIC & GAS -- 3.5%
      Duke Energy ...............................         21,050        666,022
      PPL .......................................         19,195        662,611
      TXU .......................................         10,600        669,178
                                                                    -----------
                                                                      1,997,811
                                                                    -----------
      Total Utilities - Electric & Gas ..........                     1,997,811
                                                                    -----------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                              CB CORE EQUITY FUND
                                                             OCTOBER 31, 2006

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------

                                                         SHARES          VALUE
                                                        --------        -------
UTILITIES - TELEPHONE -- 0.8%
   Alltel .......................................          8,440    $   449,936
                                                                    -----------
   Total Utilities - Telephone ..................                       449,936
                                                                    -----------
   TOTAL COMMON STOCK
      (Cost $40,727,240) ........................                    51,624,923
                                                                    -----------
--------------------------------------------------------------------------------
SHORT TERM INVESTMENTS -- 9.8%
--------------------------------------------------------------------------------
   HighMark Diversified Money Market Fund,
      4.98%** ...................................      2,296,676      2,296,676
   HighMark U.S. Government Money Market Fund,
      4.93%** ...................................      2,296,676      2,296,676
   Union Bank of California Money Market Fund,
      4.46%*** ..................................      1,046,895      1,046,895
                                                                   ------------
   TOTAL SHORT TERM INVESTMENTS
      (Cost $5,640,247) .........................                     5,640,247
                                                                   ------------
   TOTAL INVESTMENTS -- 99.9%
      (Cost $46,367,487) ........................                  $ 57,265,170
                                                                   ============

      PERCENTAGES ARE BASED ON NET ASSETS OF $57,319,336.
   *  NON-INCOME PRODUCING SECURITY.
  ** RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF OCTOBER 31, 2006. *** RATE SHOWN IS THE 7-DAY SIMPLE YIELD AS OF OCTOBER 31, 2006. ADR AMERICAN DEPOSITARY RECEIPT
  CL  CLASS
LTD.  LIMITED




THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                              CB CORE EQUITY FUND
                                                             OCTOBER 31, 2006

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

ASSETS:
Investments at Value (Cost $46,367,487) ........................   $ 57,265,170
Receivable for Capital Shares Sold .............................         79,156
Dividends Receivable ...........................................         60,023
Prepaid Expenses ...............................................            961
                                                                   ------------
   TOTAL ASSETS ................................................     57,405,310
                                                                   ------------
LIABILITIES:
Payable for Capital Shares Redeemed ............................         19,755
Payable due to Investment Adviser ..............................         15,210
Payable due to Administrator ...................................          9,751
Payable due to Trustees ........................................          2,287
Chief Compliance Officer Fees Payable ..........................            829
Other Accrued Expenses .........................................         38,142
                                                                   ------------
   TOTAL LIABILITIES ...........................................         85,974
                                                                   ------------
NET ASSETS .....................................................   $ 57,319,336
                                                                   ============
NET ASSETS CONSIST OF:
Paid-in-Capital ................................................   $ 45,050,687
Undistributed Net Investment Income ............................         14,174
Accumulated Net Realized Gain on Investments ...................      1,356,792
Net Unrealized Appreciation on Investments .....................     10,897,683
                                                                   ------------
NET ASSETS .....................................................   $ 57,319,336
                                                                   ============
Outstanding Shares of Beneficial Interest
   (unlimited authorization - no par value) ....................      4,321,555
                                                                   ------------
NET ASSET VALUE, Offering and Redemption Price Per Share .......   $      13.26
                                                                   ============




THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                              CB CORE EQUITY FUND
                                                             FOR THE YEAR ENDED
                                                             OCTOBER 31, 2006
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

INVESTMENT INCOME
Dividends ......................................................   $    926,198
Less: Foreign Taxes Withheld ...................................         (2,411)
                                                                   ------------
   TOTAL INVESTMENT INCOME .....................................        923,787
                                                                   ------------
EXPENSES
Investment Advisory Fees .......................................        432,478
Administration Fees ............................................        108,120
Chief Compliance Officer Fees ..................................          6,464
Trustees' Fees .................................................          5,725
Professional Fees ..............................................         50,651
Printing Fees ..................................................         29,901
Transfer Agent Fees ............................................         29,705
Custodian Fees .................................................          8,092
Registration and Filing Fees ...................................          2,700
Insurance and Other Fees .......................................          5,380
                                                                   ------------
   TOTAL EXPENSES ..............................................        679,216
Less: Investment Advisory Fee Waiver ...........................       (171,056)
                                                                   ------------
NET EXPENSES ...................................................        508,160
                                                                   ------------
NET INVESTMENT INCOME ..........................................        415,627
                                                                   ------------
NET REALIZED GAIN ON INVESTMENTS ...............................      1,357,004
NET CHANGE IN UNREALIZED APPRECIATION
   ON INVESTMENTS ..............................................      2,520,377
                                                                   ------------
NET GAIN ON INVESTMENTS ........................................      3,877,381
                                                                   ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...........   $  4,293,008
                                                                   ============




THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                              CB CORE EQUITY FUND


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    YEAR ENDED      YEAR ENDED
                                                                   OCTOBER 31,      OCTOBER 31,
                                                                       2006            2005
                                                                 --------------    ------------
OPERATIONS:
   Net Investment Income .....................................      $   415,627    $   339,375
   Net Realized Gain on Investments ..........................        1,357,004      1,965,382
   Net Change in Unrealized Appreciation
      on Investments .........................................        2,520,377      3,065,985
                                                                    -----------    -----------
   NET INCREASE IN NET ASSETS RESULTING
      FROM OPERATIONS ........................................        4,293,008      5,370,742
                                                                    -----------    -----------
DIVIDENDS AND DISTRIBUTIONS:
   Net Investment Income .....................................         (403,077)      (346,756)
   Net Realized Gain .........................................       (1,965,477)    (2,881,873)
                                                                    -----------    -----------
      TOTAL DIVIDENDS AND DISTRIBUTIONS ......................       (2,368,554)    (3,228,629)
                                                                    -----------    -----------
CAPITAL SHARE TRANSACTIONS:
   Issued ....................................................        9,049,271      8,806,781
   Reinvestment of Distributions .............................        1,844,809      2,407,213
   Redeemed ..................................................       (5,849,914)    (7,299,433)
                                                                    -----------    -----------
   NET INCREASE IN NET ASSETS FROM
      CAPITAL SHARE TRANSACTIONS .............................        5,044,166      3,914,561
                                                                    -----------    -----------
      TOTAL INCREASE IN NET ASSETS ...........................        6,968,620      6,056,674
                                                                    -----------    -----------
NET ASSETS:
   Beginning of Year .........................................       50,350,716     44,294,042
                                                                    -----------    -----------
   End of Year (including undistributed net investment
      income of $14,174 and $1,626, respectively) ............      $57,319,336    $50,350,716
                                                                    ===========    ===========
SHARE TRANSACTIONS:
   Issued ....................................................          690,101        710,136
   Reinvestment of Distributions .............................          142,623        195,537
   Redeemed ..................................................         (446,703)      (585,821)
                                                                    -----------    -----------
   NET INCREASE IN SHARES OUTSTANDING FROM
      SHARE TRANSACTIONS .....................................          386,021        319,852
                                                                    ===========    ===========




THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                              CB CORE EQUITY FUND


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                                               SELECTED PER SHARE DATA & RATIOS
                                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                       YEAR            YEAR              YEAR       MAY 20, 2003*
                                                      ENDED           ENDED             ENDED            TO
                                                   OCTOBER 31,      OCTOBER 31,       OCTOBER 31,    OCTOBER 31,
                                                      2006             2005               2004          2003
                                                   -----------    --------------      -----------   -------------
Net Asset Value,
   Beginning of Period .........................   $     12.79    $        12.25      $     11.54   $       10.00
                                                   -----------    --------------      -----------   -------------
Income from Operations
   Net Investment Income .......................          0.10(1)           0.09**(1)        0.04            0.02
   Net Realized and Unrealized Gain ............          0.97              1.34             0.72            1.54
                                                   -----------    --------------      -----------   -------------
   Total from Operations .......................          1.07              1.43             0.76            1.56
                                                   -----------    --------------      -----------   -------------

Dividends and Distributions:
   Net Investment Income .......................         (0.10)            (0.09)           (0.05)          (0.02)
   Net Realized Gain ...........................         (0.50)            (0.80)              --              --
                                                   -----------    --------------      -----------   -------------

   Total Dividends and
      Distributions ............................         (0.60)            (0.89)           (0.05)          (0.02)
                                                   -----------    --------------      -----------   -------------
Net Asset Value, End of Period .................   $     13.26    $        12.79      $     12.25   $       11.54
                                                   ===========    ==============      ===========   =============
TOTAL RETURN+ ..................................          8.46%            12.01%            6.57%          15.57%
                                                   ===========    ==============      ===========   =============
RATIOS AND SUPPLEMENTAL DATA

Net Assets,

   End of Period (Thousands) ...................   $    57,319    $       50,351      $    44,294   $      37,886
Ratio of Expenses to Average Net Assets ........          0.94%             0.94%            0.94%          0.94%++
Ratio of Expenses to Average Net Assets
   (excluding waivers) .........................          1.26%             1.26%            1.26%           1.60%++
Ratio of Net Investment Income
   to Average Net Assets .......................          0.77%             0.70%**          0.35%           0.51%++
Portfolio Turnover Rate ........................            34%               39%              88%             31%

  * COMMENCEMENT OF OPERATIONS.
 ** NET INVESTMENT INCOME PER SHARE AND THE NET INVESTMENT INCOME RATIO
    INCLUDE $0.03 AND 0.25%, RESPECTIVELY, RESULTING FROM A SPECIAL DIVIDEND FROM MICROSOFT CORP. IN NOVEMBER 2004.
  + TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.
    TOTAL RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. FEE WAIVERS ARE IN EFFECT. IF THEY HAD NOT BEEN IN EFFECT, PERFORMANCE WOULD HAVE BEEN LOWER.
 ++ ANNUALIZED
(1) PER SHARE AMOUNTS FOR THE PERIOD ARE BASED ON AVERAGE SHARES OUTSTANDING. AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

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THE ADVISORS' INNER CIRCLE FUND                              CB CORE EQUITY FUND


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 36 funds. The financial statements herein are those of the CB Core Equity Fund (the "Fund"). The investment objective of the Fund is long-term capital appreciation. The Fund invests primarily (at least 80% of its net assets) in common stocks of U.S. companies with market capitalizations of more than $1 billion. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder's interest is limited to the fund in which shares are held.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Fund.

      USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

      SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. Prices for most securities

THE ADVISORS' INNER CIRCLE FUND                              CB CORE EQUITY FUND


--------------------------------------------------------------------------------

      held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker.

      Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Fund's Board of Trustees (the "Board"). The Fund's Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of October 31, 2006, there were no fair valued securities.

      SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on trade date. Costs used in determining realized gains or losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis.

      EXPENSES -- Most expenses of the Trust can be directly attributed to a particular fund. Expenses that cannot be directly attributed to a fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

      DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund distributes substantially all of its net investment income, if any, quarterly. Any net realized capital gains are distributed at least annually. All distributions are recorded on ex-dividend date.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services ("the Administrator"), a wholly owned subsidiary of SEI Investments Company, and/or SEI Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

THE ADVISORS' INNER CIRCLE FUND                              CB CORE EQUITY FUND


--------------------------------------------------------------------------------

The services provided by the Chief Compliance Officer ("CCO") and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's Advisors and service providers as required by SEC regulations. The CCO's services have been approved by and are reviewed by the Board.

4. ADMINISTRATION, DISTRIBUTION, TRANSFER AGENT AND CUSTODIAN AGREEMENTS:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services at an annual rate of 0.20% of the Fund's average daily net assets. The minimum fee is $100,000, and shall be increased by $15,000 for each additional class after the first class.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor received no fees under the agreement.

Certain brokers, dealers, banks, trust companies and other financial representatives receive compensation from the Fund for providing a variety of services, including record keeping and transaction processing. Such fees are based on the assets of the Fund that are serviced by the financial representative. Such fees are paid by the Fund to the extent that the number of accounts serviced by the financial representative multiplied by the account fee charged by the Fund's transfer agent would not exceed the amount that would have been charged had the accounts serviced by the financial representative been registered directly through the transfer agent. All fees in excess of this calculated amount are paid by CB Investment Managers, LLC (the "Adviser"). During the year ended October 31, 2006, the Fund paid $2,530 to third parties for such services.

Citigroup Fund Services, LLC, serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement.

Union Bank of California, N.A. acts as custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

5. INVESTMENT ADVISORY AGREEMENT:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Fund at a fee calculated at an annual rate of 0.80% of the Fund's average daily net assets. The Adviser has voluntarily agreed to waive a portion of its advisory fee and to assume expenses, if necessary, in order to keep the Fund's total annual operating expenses from exceeding 0.94% of the Fund's average daily net assets.

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THE ADVISORS' INNER CIRCLE FUND                              CB CORE EQUITY FUND


--------------------------------------------------------------------------------

6. INVESTMENT TRANSACTIONS:

For the year ended October 31, 2006, the Fund made purchases of $17,267,050 and sales of $16,831,735 of investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities.

7. FEDERAL TAX INFORMATION:

It is the Fund's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. As a result, net investment income(loss) and net realized gain(loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income(loss), accumulated net realized gain(loss) or paid-in capital as appropriate, in the period that the differences arise. The Fund had reclasses of ($2) from Net Investment Income and $2 to Accumulated Net Realized Gain.

The tax character of all dividends paid during the years ended October 31, 2006 and 2005, was as follows:

                         ORDINARY       LONG-TERM
                          INCOME       CAPITAL GAIN         TOTAL
                         --------      ------------      ----------
2006                     $439,893       $1,928,661       $2,368,554
2005                      346,756        2,881,873        3,228,629

As of October 31, 2006, the components of Distributable Earnings on a tax basis were as follows:

Undistributed Ordinary Income                           $    25,441
Undistributed Long-Term Capital Gain                      1,356,792
Unrealized Appreciation                                  10,897,683
Other Temporary Differences                                 (11,267)
                                                        -----------
Total Distributable Earnings                            $12,268,649
                                                        ===========

THE ADVISORS' INNER CIRCLE FUND                              CB CORE EQUITY FUND


--------------------------------------------------------------------------------

The  Federal  tax  cost  and  aggregate  gross   unrealized   appreciation   and
depreciation on investments, held by the Fund at October 31, 2006, were as follows:

    FEDERAL TAX        APPRECIATED        DEPRECIATED         NET UNREALIZED
       COST             SECURITIES         SECURITIES          APPRECIATION
    -----------        -----------        -----------         --------------
    $46,367,487        $11,744,924        $(847,241)           $10,897,683

8. OTHER:

At October 31, 2006, 95% of total shares outstanding were held by two record shareholders owning 10% or greater of the aggregate total shares outstanding. These shareholders were comprised of omnibus accounts that were held on behalf of various individual shareholders.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

9. NEW ACCOUNTING PRONOUNCEMENTS:

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. As of October 31, 2006, the Fund has not completed its evaluation of the impact, if any, that will result from the adoption of FIN 48.

In September  2006,  FASB issued  STATEMENT ON  FINANCIAL  ACCOUNTING  STANDARDS
(SFAS) NO. 157, "FAIR VALUE MEASUREMENTS." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The changes to current generally

THE ADVISORS' INNER CIRCLE FUND                              CB CORE EQUITY FUND


--------------------------------------------------------------------------------

accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of October 31, 2006, the Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported in the financial statements for a fiscal period.

10. CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (UNAUDITED):

The Board has selected Ernst & Young LLP (E&Y) to serve as the Fund's independent registered public accounting firm for the Fund's fiscal year ended October 31, 2006. The decision to select E&Y was recommended by the Audit Committee and was approved by the Board on November 14, 2005. During the Fund's fiscal years ended October 31, 2005 and October 31, 2004, neither the Trust, its portfolios, nor anyone on their behalf consulted with E&Y on items which (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund's financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(iv) of said Item 304).

The selection of E&Y does not reflect any disagreements with or dissatisfaction by the Trust or the Board with the performance of the Fund's former independent registered public accounting firm, KPMG LLP. The dismissal of KPMG LLP, effective upon its completion of its audits for the fiscal year ended October 31, 2005, and to select E&Y was recommended by the Trust's Audit Committee and approved by the Trust's Board of Trustees. KPMG LLP's reports on the Fund's financial statements for the fiscal years ended October 31, 2005 and October 31, 2004, contained no adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the Fund's fiscal years ended October 31, 2005 and October 31, 2004, (i) there were no disagreements with KPMG LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of KPMG LLP, would have caused them to make reference to the subject matter of the disagreements in connection with their reports on the Fund's financial statements for such years, and (ii) there were no "reportable events" of the kind described in Item 304(a)(1)(v) of Regulation S-K.

THE ADVISORS' INNER CIRCLE FUND                              CB CORE EQUITY FUND


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

The Shareholders and Board of Trustees of
CB Core Equity Fund of
The Advisors' Inner Circle Fund:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the CB Core Equity Fund (one of the funds constituting The Advisors' Inner Circle Fund (the "Trust")) as of October 31, 2006, and the related statement of operations, statement of changes in net assets and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended October 31, 2005 and the financial highlights for each of the two years in the period then ended and the period from May 20, 2003 (inception) through October 31, 2003 were audited by other auditors, whose report dated December 22, 2005, expressed an unqualified opinion on those financial statements and financial highlights.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2006, by correspondence with the custodian. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the CB Core Equity Fund of The Advisors' Inner Circle Fund at October 31, 2006, and the results of its operations, the changes in its net assets and its financial highlights for the year then ended, in conformity with U.S. generally accepted accounting principles.

                                                  /s/ Ernst & Young LLP
Philadelphia, Pennsylvania
December 20, 2006

                       This page intentionally left blank.

THE ADVISORS' INNER CIRCLE FUND                              CB CORE EQUITY FUND


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund's costs in two ways:

oACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

 You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

oHYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to

THE ADVISORS' INNER CIRCLE FUND                              CB CORE EQUITY FUND


--------------------------------------------------------------------------------

 make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expenses Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

Note: Because the hypothetical return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown may not apply to your specific investment.

--------------------------------------------------------------------------------
                            BEGINNING       ENDING                      EXPENSES
                             ACCOUNT        ACCOUNT      ANNUALIZED       PAID
                              VALUE          VALUE         EXPENSE       DURING
                            05/01/06       10/31/06        RATIOS        PERIOD*
--------------------------------------------------------------------------------
ACTUAL FUND RETURN          $1,000.00     $  986,20         0.94%        $ 4.71
HYPOTHETICAL 5% RETURN       1,000.00      1,020.47         0.94           4.79
--------------------------------------------------------------------------------
*Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

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THE ADVISORS' INNER CIRCLE FUND                              CB CORE EQUITY FUND


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
--------------------------------------------------------------------------------
Set forth below are the names, age, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be "interested persons" of the Trust are referred to as "Independent Board Members." Messrs. Nesher and Doran are Trustees who may be deemed to be "interested"


                                                                     TERM OF
                                               POSITION(S)          OFFICE AND
 NAME, ADDRESS,                                 HELD WITH           LENGTH OF
     AGE 1                                      THE TRUST         TIME SERVED 2
--------------------------------------------------------------------------------
INTERESTED
BOARD MEMBERS
-------------
ROBERT A. NESHER                                Chairman           (Since 1991)
60 yrs. old                                   of the Board
                                               of Trustees




--------------------------------------------------------------------------------





1 Unless otherwise noted, the business address of each Trustee is SEI
  Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.
2 Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

THE ADVISORS' INNER CIRCLE FUND                              CB CORE EQUITY FUND


--------------------------------------------------------------------------------

persons of the Trust as that term is defined in the 1940 Act by virtue of their affiliation with the Trust's Distributor. The Trust's Statement of Additional
Information ("SAI") includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-800-637-6884. The following chart lists Trustees and Officers as of November 15, 2006.

                                  NUMBER OF
                                 PORTFOLIOS
                               IN THE ADVISORS'
                              INNER CIRCLE FUND
  PRINCIPAL OCCUPATION(S)     OVERSEEN BY BOARD        OTHER DIRECTORSHIPS
    DURING PAST 5 YEARS             MEMBER           HELD BY BOARD MEMBER 30
--------------------------------------------------------------------------------



SEI employee 1974-present.            36          Trustee of The Advisors' Inner
Currently performs various                        Circle Fund II, Bishop Street
services on behalf of SEI                         Funds, SEI Asset Allocation
Investments for which Mr.                         Trust, SEI Daily Income Trust,
Nesher is compensated.                            SEI Index Funds. SEI
Executive Vice President of                       Institutional International
SEI Investments, 1986-1994.                       Trust, SEI Institutional
Director and Executive Vice                       Investments Trust, SEI
President of the Administrator                    Institutional Managed Trust,
and the Distributor, 1981-1994.                   SEI Liquid Asset Trust, SEI
                                                  Tax Exempt Trust, SEI
                                                  Opportunity Master Fund, L.P.,
                                                  SEI Opportunity Fund, L.P.,
                                                  SEI Global Master Fund, PLC,
                                                  SEI Global Assets Fund, PLC,
                                                  SEI Global Investments Fund,
                                                  PLC, SEI Investments Global,
                                                  Limited, SEI Investments
                                                  Global Fund Services Limited,
                                                  SEI Investments (Europe) Ltd.,
                                                  SEI Investments-Unit Trust
                                                  Management (UK) Limited, and
                                                  SEI Global Nominee Ltd.
--------------------------------------------------------------------------------




3 Directorships of companies required to report to the Securities and Exchange
  Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.

THE ADVISORS' INNER CIRCLE FUND                              CB CORE EQUITY FUND


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
--------------------------------------------------------------------------------

                                                                     TERM OF
                                                 POSITION(S)        OFFICE AND
     NAME, ADDRESS,                               HELD WITH          LENGTH OF
         AGE 1                                    THE TRUST       TIME SERVED 2
--------------------------------------------------------------------------------
INTERESTED
BOARD MEMBERS (CONTINUED)
------------------------
WILLIAM M. DORAN                                   Trustee         (Since 1992)
1701 Market Street,
Philadelphia, PA 19103
66 yrs. old




--------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS
-------------
EUGENE B. PETERS                                   Trustee         (Since 1993)
77 yrs. old




--------------------------------------------------------------------------------
JAMES M. STOREY                                    Trustee         (Since 1994)
75 yrs. old




--------------------------------------------------------------------------------

1 Unless otherwise noted, the business address of each Trustee is SEI
  Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.
2 Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

THE ADVISORS' INNER CIRCLE FUND                              CB CORE EQUITY FUND


--------------------------------------------------------------------------------

                                  NUMBER OF
                                  PORTFOLIOS
                               IN THE ADVISORS'
                              INNER CIRCLE FUND
  PRINCIPAL OCCUPATION(S)     OVERSEEN BY BOARD         OTHER DIRECTORSHIPS
    DURING PAST 5 YEARS             MEMBER            HELD BY BOARD MEMBER 3
--------------------------------------------------------------------------------


Self Employed Consultant              36          Director of SEI Investments
since 2003. Partner,                              Company and SEI Investments
Morgan, Lewis & Bockius LLP                       Distribution Co., SEI
(law firm) from 1976-2003,                        Investments-Global Fund
counsel to the Trust, SEI                         Services, Limited, SEI
Investments, the                                  Investments Global Limited,
Administrator and the                             SEI Investments (Europe),
Distributor. Director of                          Limited, SEI Investments
SEI Investments since 1974;                       (Asia) Limited, SEI Asset
Secretary of SEI                                  Korea Co., Ltd. Trustee of The
Investments since 1978.                           Advisors' Inner Circle Fund
                                                  II, SEI Investments, Bishop
                                                  Street Funds, SEI Asset
                                                  Allocation Trust, SEI Daily
                                                  Income Trust, SEI Index Funds,
                                                  SEI Institutional
                                                  International Trust, SEI
                                                  Institutional Investments
                                                  Trust, SEI Institutional
                                                  Managed Trust, SEI Liquid
                                                  Asset Trust and SEI Tax Exempt
                                                  Trust.
--------------------------------------------------------------------------------


Private investor from 1987            36          Trustee of The Advisors' Inner
to present. Vice President                        Circle Fund and Bishop Street
and Chief Financial                               Funds.
officer, Western Company of
North America (petroleum
service company), 1980-1986.
President of Gene Peters and
Associates (import company),
1978-1980. President and
Chief Executive Officer of
Jos. Schlitz Brewing
Company before 1978.
--------------------------------------------------------------------------------
Attorney, Solo Practitioner           36          Trustee of The Advisors' Inner
since 1994. Partner, Dechert                      Circle Fund II, Bishop Street
September 1987-December 1993.                     Funds, SEI Asset Allocation
                                                  Trust, SEI Daily Income Trust,
                                                  SEI Index Funds, SEI
                                                  Institutional International
                                                  Trust, SEI Institutional
                                                  Investments Trust, SEI
                                                  Institutional Managed Trust,
                                                  SEI Liquid Asset Trust and SEI
                                                  Tax Exempt Trust, and the U.S.
                                                  Charitable Gift Trust.
--------------------------------------------------------------------------------

3 Directorships of companies required to report to the Securities and Exchange
  Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.

THE ADVISORS' INNER CIRCLE FUND                              CB CORE EQUITY FUND


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
--------------------------------------------------------------------------------

                                                                     TERM OF
                                                 POSITION(S)        OFFICE AND
     NAME, ADDRESS,                               HELD WITH          LENGTH OF
         AGE 1                                    THE TRUST       TIME SERVED 2
--------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS (CONTINUED)
-------------------------
GEORGE J. SULLIVAN, JR.                            Trustee         (Since 1999)
64 yrs. old


--------------------------------------------------------------------------------
BETTY L. KRIKORIAN                                 Trustee         (Since 2005)
63 yrs. old


--------------------------------------------------------------------------------
CHARLES E. CARLBOM                                 Trustee         (Since 2005)
72 yrs. old


--------------------------------------------------------------------------------
MITCHELL A. JOHNSON                                Trustee         (Since 2005)
64 yrs. old


--------------------------------------------------------------------------------





1 Unless otherwise noted, the business address of each Trustee is SEI
  Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.
2 Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

THE ADVISORS' INNER CIRCLE FUND                              CB CORE EQUITY FUND


--------------------------------------------------------------------------------

                                  NUMBER OF
                                 PORTFOLIOS
                               IN THE ADVISORS'
                              INNER CIRCLE FUND
  PRINCIPAL OCCUPATION(S)     OVERSEEN BY BOARD        OTHER DIRECTORSHIPS
    DURING PAST 5 YEARS             MEMBER            HELD BY BOARD MEMBER 3
--------------------------------------------------------------------------------



Chief Executive Officer,              36          Trustee, State Street
Newfound Consultants, Inc.                        Navigator Securities Lending
since April 1997. General                         Trust, since 1995. Trustee of
Partner, Teton Partners,                          The Fulcrum Trust. Trustee of
L.P., June 1991-December                          the Advisors' Inner Circle
1996; Chief Financial                             Fund II, Bishop Street Funds,
Officer, Nobel Partners,                          SEI Asset Allocation Trust,
L.P., March 1991-December                         SEI Daily Income Trust, SEI
1996; Treasurer and Clerk,                        Index Funds, SEI Institutional
Peak Asset Management. Inc.,                      International Trust, SEI
since 1991.                                       Institutional Investments
                                                  Trust, SEI Institutional
                                                  Managed Trust, SEI Liquid
                                                  Asset Trust, SEI Tax Exempt
                                                  Trust, SEI Opportunity Master
                                                  Fund, L.P., and SEI
                                                  Opportunity Fund, L.P.
--------------------------------------------------------------------------------
Self-Employed Legal and               36          Trustee of The Advisors'
Financial Services                                Inner Circle Fund II and
Consultant since 2003.                            Bishop Street Funds.
State Street Bank Global
Securities and Cash
Operations from 1995 to
2003.
--------------------------------------------------------------------------------
Self-Employed Business                36          Director, Crown Pacific, Inc.
Consultant, Business                              Trustee of The Advisors'
Project Inc. since 1997.                          Inner Circle Fund II and
CEO and President, United                         Bishop Street Funds.
Grocers Inc. from 1997 to
2000.
--------------------------------------------------------------------------------
Retired.                              36          Director, Federal Agricultural
                                                  Mortgage Corporation. Trustee
                                                  of The Advisors' Inner Circle
                                                  Fund II and Bishop Street
                                                  Funds.
--------------------------------------------------------------------------------





3 Directorships of companies required to report to the Securities and Exchange
  Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.

THE ADVISORS' INNER CIRCLE FUND                              CB CORE EQUITY FUND


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
--------------------------------------------------------------------------------

                                                                      TERM OF
                                             POSITION(S)             OFFICE AND
  NAME, ADDRESS,                              HELD WITH               LENGTH OF
      AGE 1                                   THE TRUST             TIME SERVED
--------------------------------------------------------------------------------
OFFICERS

JAMES F. VOLK, CPA                            President             (Since 2003)
44 yrs. old




--------------------------------------------------------------------------------
MICHAEL LAWSON                             Controller and           (Since 2005)
46 yrs. old                            Chief Financial Officer


--------------------------------------------------------------------------------
RUSSELL EMERY                             Chief Compliance          (Since 2006)
43 yrs. old                                    Officer



--------------------------------------------------------------------------------
JAMES NDIAYE                               Vice President           (Since 2004)
38 yrs. old                                and  Secretary




--------------------------------------------------------------------------------
TIMOTHY D. BARTO                      Assistant Vice President      (Since 2000)
38 yrs. old                            and Assistant Secretary



--------------------------------------------------------------------------------
SOFIA ROSALA                          Assistant Vice President      (Since 2006)
32 yrs. old                            and Assistant Secretary




--------------------------------------------------------------------------------
NICOLE WELCH                                 AML Officer            (Since 2005)
29 yrs. old




--------------------------------------------------------------------------------

1 The business address of each officer is SEI Investments Company, 1 Freedom
  Valley Drive, Oaks, Pennsylvania 19456.

THE ADVISORS' INNER CIRCLE FUND                              CB CORE EQUITY FUND


--------------------------------------------------------------------------------

                                             NUMBER OF
                                            PORTFOLIOS
                                         IN THE ADVISORS'
                                        INNER CIRCLE FUND
       PRINCIPAL OCCUPATION(S)          OVERSEEN BY BOARD    OTHER DIRECTORSHIPS
         DURING PAST 5 YEARS                  MEMBER        HELD BY BOARD MEMBER
--------------------------------------------------------------------------------

Senior Operations Officer, SEI                 N/A                  N/A
Investments, Fund Accounting and
Administration (1996- present);
Assistant Chief Accountant for the
U.S. Securities and Exchange
Commission's Division of Investment
Management (1993-1996).
--------------------------------------------------------------------------------
Director, SEI Investments, Fund                N/A                  N/A
Accounting since July 2005. Manager,
SEI Investments AVP from April 1995
to February 1998 and November 1998
to July 2005.
--------------------------------------------------------------------------------
Director of Investment Product                 N/A                  N/A
Management and Development at SEI
Investments since February 2003.
Senior Investment Analyst, Equity
team at SEI Investments from March
2000 to February 2003.
--------------------------------------------------------------------------------
Employed by SEI Investments Company            N/A                  N/A
since 2004. Vice President, Deusche
Asset Management from 2003-2004.
Associate, Morgan, Lewis & Bockius
LLP from 2000-2003. Counsel,
Assistant Vice President, ING
Variable Annuities Group from
1999-2000.
--------------------------------------------------------------------------------
General Counsel, Vice President and            N/A                  N/A
Assistant Secretary of SEI
Investments Global Funds Services
since 1999; Associate, Dechert (law
firm) from 1997-1999; Associate,
Richter, Miller & Finn (law firm)
from 1994-1997.
--------------------------------------------------------------------------------
Vice President and Assistant                   N/A                  N/A
Secretary of SEI Investments
Management Corp. and SEI Global
Funds Services since 2005.
Compliance Officer of SEI
Investments from 2001-2004. Account
and Product Consultant SEI Private
Trust Company, 1998-2001.
--------------------------------------------------------------------------------
Assistant Vice President and AML               N/A                  N/A
Compliance Officer of SEI
Investments since January 2005.
Compliance Analyst at TD Waterhouse
from January 2004 to November 2004.
Senior Compliance Analyst at UBS
Financial Services from October 2002
to January 2004. Knowledge
Management Analyst at
PricewaterhouseCoopers Consulting
from September 2000 to October 2002.
--------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND                              CB CORE EQUITY FUND


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
NOTICE TO SHAREHOLDERS (UNAUDITED)
--------------------------------------------------------------------------------
For shareholders that do not have an October 31, 2006 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2006 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2006, the Fund is designating the following items with regard to distributions paid during the year:

                                                      DIVIDENDS
                                                   QUALIFYING FOR
                                                      CORPORATE
  LONG-TERM        ORDINARY                           DIVIDENDS       QUALIFYING
CAPITAL GAIN        INCOME           TOTAL           RECEIVABLE        DIVIDEND
DISTRIBUTION     DISTRIBUTION     DISTRIBUTION      DEDUCTION (1)     INCOME (2)
------------     ------------     ------------     --------------     ----------
   81.43%           18.57%           100.00%           100.00%          100.00%

(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(2) The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of "Ordinary Income Distributions." It is the intention of the aforementioned Fund to designate the maximum amount permitted by the law.

      The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2006. Complete information will be computed and reported in conjunction with your 2006 Form 1099-DIV.

                               CB CORE EQUITY FUND
                                  P.O. Box 446
                               Portland, ME 04112
                                 1-800-637-6884

                                    ADVISER:
                           CB Investment Managers, LLC
                              300 West Vine Street
                               Lexington, KY 40507

                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                      SEI Investments Global Funds Services
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                           Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM:
                                Ernst & Young LLP
                               Two Commerce Square
                         2001 Market Street, Suite 4000
                             Philadelphia, PA 19103

          This information must be preceded or accompanied by a current prospectus for the Fund described.

ITEM 2.    CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, comptroller or principal accounting officer, and any person who performs a similar function.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial expert is George Sullivan and is independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees billed by PricewaterhouseCoopers LLP ("PwC") related to the Trust

PwC billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years was as follows:


---------------------------------------------------------------------------------------------------------------------
                                         2006                                              2005
---------------------------------------------------------------------------------------------------------------------
                    All fees and    All fees and     All other       All fees and     All fees and    All other
                    services to     services to      fees and        services to      services to     fees and
                    the Trust       service          services to     the Trust that   service         services to
                    that were       affiliates       service         were             affiliates      service
                    pre-approved    that were        affiliates      pre-approved     that were       affiliates
                                    pre-approved     that did not                     pre-approved    that did not
                                                     require                                          require
                                                     pre-approval                                     pre-approval
---------------------------------------------------------------------------------------------------------------------
(a)       Audit        $267,100           $0               $0           $189,520           N/A             N/A
          Fees

---------------------------------------------------------------------------------------------------------------------
(b)       Audit-          $0              $0               $0              $0               $0              $0
          Related
          Fees

---------------------------------------------------------------------------------------------------------------------
(c)       Tax             $0              $0               $0              N/A             N/A             N/A
          Fees

---------------------------------------------------------------------------------------------------------------------
(d)       All             $0              $0               $0              N/A             N/A             N/A
          Other
          Fees
---------------------------------------------------------------------------------------------------------------------

Fees billed by Ernst & Young LLP ("E&Y") related to the Trust

E&Y billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years was as follows:

---------------------------------------------------------------------------------------------------------------------
                                         2006                                              2005
---------------------------------------------------------------------------------------------------------------------
                    All fees and    All fees and     All other       All fees and    All fees and    All other
                    services to     services to      fees and        services to     services to     fees and
                    the Trust       service          services to     the Trust       service         services to
                    that were       affiliates       service         that were       affiliates      service
                    pre-approved    that were        affiliates      pre-approved    that were       affiliates
                                    pre-approved     that did not                    pre-approved    that did not
                                                     require                                         require
                                                     pre-approval                                    pre-approval
---------------------------------------------------------------------------------------------------------------------
(a)       Audit        $261,600           N/A             N/A             N/A             N/A             N/A
          Fees

---------------------------------------------------------------------------------------------------------------------
(b)       Audit-         N/A              N/A             N/A             N/A             N/A             N/A
          Related
          Fees

---------------------------------------------------------------------------------------------------------------------
(c)       Tax            N/A              N/A             N/A             N/A             N/A             N/A
          Fees

---------------------------------------------------------------------------------------------------------------------
(d)       All            N/A              N/A             N/A             N/A             N/A             N/A
          Other
          Fees
---------------------------------------------------------------------------------------------------------------------

(e)(1)   Not applicable.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PwC):

               ------------------------------------------------------------
                                                2006             2005
               ------------------------------------------------------------
               Audit-Related Fees                0%               0%

               ------------------------------------------------------------
               Tax Fees                          0%               0%
               ------------------------------------------------------------
               All Other Fees                    0%               0%

               ------------------------------------------------------------

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (E&Y):

               ------------------------------------------------------------
                                                2006             2005
               ------------------------------------------------------------
               Audit-Related Fees                0%              N/A

               ------------------------------------------------------------
               Tax Fees                          0%              N/A
               ------------------------------------------------------------
               All Other Fees                    0%              N/A

               ------------------------------------------------------------
(f)      Not applicable.

(g) The aggregate non-audit fees and services billed by PwC for the last two fiscal years were $0 and $0 for 2006 and 2005, respectively.

(g) The aggregate non-audit fees and services billed by E&Y for the last two fiscal years were $0 and N/A for 2006 and 2005, respectively.


(h) During the past fiscal year, Registrant's principal accountant provided certain non-audit services to Registrant's investment adviser or to entities controlling, controlled by, or under common control with Registrant's investment adviser that provide ongoing services to Registrant that were not subject to pre-approval pursuant to paragraph
         (c)(7)(ii) of Rule 2-01 of Regulation S-X. The audit committee of Registrant's Board of Trustees reviewed and considered these non-audit services provided by Registrant's principal accountant to Registrant's affiliates, including whether the provision of these non-audit services is compatible with maintaining the principal accountant's independence.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.  SCHEDULE OF INVESTMENTS

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The trust, effective February 23, 2005, adopted procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1)   Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                   The Advisors' Inner Circle Fund

                                               /s/ James F. Volk
By (Signature and Title)*                      ----------------------------
                                               James F. Volk, President
Date:  December 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                               /s/ James F. Volk
By (Signature and Title)*                      -----------------------------
                                               James F. Volk, President
Date:  December 29, 2006


                                               /s/ Michael Lawson
By (Signature and Title)*                      ---------------------------------
                                               Michael Lawson, Controller & CFO
Date:  December 29, 2006

* Print the name and title of each signing officer under his or her signature.